Investments in Equity Investees	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Equity Method Investments and Joint Ventures [Abstract]
Investments in Equity Investees
Investments in Equity Investees

The Company has investments in several businesses accounted for using the equity method of accounting. These investees are Combined Metals of Chicago, LLC (“Combined Metals”), Magnetation LLC (“Magnetation”) and Rockport Roll Shop LLC (“Rockport Roll Shop”), of which the Company has equity ownership of 40.0%, 49.9% and 50.0%, respectively. Cost of products sold includes the Company’s share of income from Combined Metals and Rockport Roll Shop of $2.2 and $1.7 for the three months ended March 31, 2014, and 2013, respectively. Included in other income (expense) was the Company’s share of income (loss) related to Magnetation of $(1.3) and $2.3 for the three months ended March 31, 2014, and 2013, respectively.

Summarized financial statement data for all investees is presented below.

	Three Months Ended March 31,
	2014	2013
Revenue	$72.4	$69.5
Gross profit	24.5	25.2
Net income	5.5	11.1

Magnetation

Magnetation utilizes advanced magnetic separation technology to recover iron ore from existing stockpiles of previously-mined material, such as tailings basins. Magnetation controls substantial volumes of these existing stockpiles, as well as other resources with significant amounts of iron content that could allow it to eventually recover iron ore from traditional mining operations. Traditional mining operations are not currently anticipated to be necessary for the foreseeable future, depending upon factors such as the recovery yield of Magnetation’s concentrate plants and future acquisitions of additional tailings basins and other iron-bearing resources. Through a pellet purchase agreement, AK Steel will have the right to purchase all of the pellets produced by Magnetations’s iron ore pelletizing plant when construction is completed, currently expected to occur in late third quarter or early fourth quarter of 2014.

AK Steel has committed to an investment of capital in Magnetation totaling $297.5. AK Steel has contributed a total of $197.5 for its interest in Magnetation through March 31, 2014 and the remaining $100.0 of contributions are anticipated to occur through the remainder of 2014 with the timing to be determined based on liquidity needs of Magnetation. AK Steel has no legal or contractual obligation to provide further financing to Magnetation beyond the amount mentioned above. As of March 31, 2014, the Company’s carrying cost of the investment exceeded its share of the underlying equity in net assets of Magnetation, recorded using historical carrying amounts, by $95.2. This difference is being amortized through equity in earnings and its amortization is included in the Company’s share of income (loss) amounts above.

Investments in Equity Investees

The Company has investments in several businesses accounted for using the equity method of accounting. These investees are Combined Metals of Chicago, LLC (“Combined Metals”), Magnetation LLC (“Magnetation”) and Rockport Roll Shop LLC (“Rockport Roll Shop”), of which the Company has equity ownership of 40%, 49.9% and 50%, respectively. Cost of products sold includes the Company’s share of income from Combined Metals and Rockport Roll Shop of $8.1, $7.4 and $8.4 in 2013, 2012 and 2011, respectively. Included in other income (expense) was the Company’s share of income (loss) related to Magnetation of $(4.9) and $7.7 for 2013 and 2012, respectively.

Summarized financial statement data for all investees is presented below. The Company is required to report this information for 2013 as a result of the comparative results of the investees to the Company. Although not previously required, prior period amounts have been disclosed for comparison.

	2013	2012	2011
Revenue	$293.9	$297.9	$237.5
Gross profit	103.7	92.6	63.2
Net income	20.1	40.8	20.2

	2013	2012
Current assets	$279.9	$97.8
Noncurrent assets	440.4	205.5
Current liabilities	58.5	23.9
Noncurrent liabilities	397.4	52.2

The Company regularly transacts business with Combined Metals and Rockport Roll Shop.  The following relates to the Company’s transactions with these equity investees for the years indicated:

	2013	2012	2011
Sales to equity investees	$71.6	$60.4	$52.8
Purchases from equity investees	12.5	11.8	12.4

The following is the Company’s outstanding receivables and payables with the above equity investees as of the end of the year indicated:

	2013	2012
Accounts receivable from equity investees	$4.0	$2.3
Accounts payable to equity investees	0.9	1.1
Notes receivable from equity investees	—	7.6

Magnetation

Magnetation utilizes advanced magnetic separation technology to recover iron ore from existing stockpiles of previously-mined material, such as tailings basins. Magnetation controls substantial volumes of these existing stockpiles, as well as other resources with significant amounts of iron content that could allow it to eventually recover iron ore from traditional mining operations. Traditional mining operations are not currently anticipated to be necessary for the foreseeable future, depending upon factors such as the recovery yield of Magnetation’s concentrate plants and future acquisitions of additional tailings basins and other iron-bearing resources. Through a pellet purchase agreement, AK Steel will have the right to purchase all of the pellets produced by Magnetations’s iron ore pelletizing plant when construction is completed, currently expected to occur in the fourth quarter of 2014 or sooner.

AK Steel has committed to an investment of capital in Magnetation totaling $297.5. AK Steel has contributed a total of $197.5 for its interest in Magnetation through December 31, 2013 and the remaining $100.0 of contributions are anticipated to occur through late 2014 with the timing to be determined based on liquidity needs of Magnetation. AK Steel has no legal or contractual obligation to provide further financing to Magnetation beyond the amount mentioned above. The Company accounts for its investment under the equity method of accounting. As of December 31, 2013, the Company’s carrying cost of the investment exceeded its share of the underlying equity in net assets of Magnetation, recorded using historical carrying amounts, by $96.5. This difference is being amortized through equity in earnings and its amortization is included in the Company’s share of income (loss) amounts above.

Subsequent to December 31, 2013, a wholly-owned subsidiary of the Company entered an operating lease to lease 675 rail cars to transport iron ore pellets from Magnetation’s Reynolds, Indiana pellet plant to the Company’s Middletown Works and Ashland Works blast furnaces. In connection with the transaction, AK Steel executed a guarantee of its subsidiary’s obligations under the lease agreement. The Company will make annual lease payments of $4.3 under the fifteen-year lease agreement.